Debt - Schedule of Borrowings (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Borrowings [Line Items]
Total long-term debt	¥ 26,520	¥ 29,640
Current portion of long-term debt, net of debt issuance costs	(6,240)	(6,240)
Long-term debt, excluding current portion, net of debt issuance costs	¥ 20,280	23,400
Term loan with Japan Finance Corporation [Member]
Schedule of Borrowings [Line Items]
Maturity of term loan with Japan Finance Corporation	Jun. 10, 2029
Term loan with Japan Finance Corporation	¥ 26,520	¥ 29,640
Minimum [Member] | Term loan with Japan Finance Corporation [Member]
Schedule of Borrowings [Line Items]
Interest rate of term loan with Japan Finance Corporation	0.95%
Maximum [Member] | Term loan with Japan Finance Corporation [Member]
Schedule of Borrowings [Line Items]
Interest rate of term loan with Japan Finance Corporation	1.45%